UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 377,034	$ 270,166
Restricted cash	589	29,623
Other investments	11,386	12,289
Assets held for sale	29,841	0
Accounts receivable, net	21,300	33,399
Prepaid expenses and other current assets	58,973	60,894
Amounts due from related parties	$ 1,662	$ 36,620
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Total current assets	$ 500,785	$ 442,991
Vessels, net	4,552,275	4,241,292
Deposits for vessels acquisitions	265,889	444,897
Other long-term assets	69,176	61,749
Deferred dry dock and special survey costs, net	231,102	196,194
Intangible assets	33,651	42,311
Operating lease assets	231,675	243,806
Total non-current assets	5,383,768	5,230,249
Total assets	5,884,553	5,673,240
Current liabilities
Accounts payable	18,631	17,763
Accrued expenses	40,174	33,865
Deferred revenue	64,130	66,209
Operating lease liabilities, current portion	26,296	25,607
Amounts due to related parties	$ 39,536	$ 0
Other Liability, Current, Related Party [Extensible Enumeration]	us-gaap:RelatedPartyMember	us-gaap:RelatedPartyMember
Current portion of finance lease and financial liabilities, net	$ 107,020	$ 102,996
Current portion of long-term debt, net	155,276	163,226
Current liabilities associated with the vessel held for sale	7,400	0
Fair value of derivatives, current	579	0
Total current liabilities	459,042	409,666
Operating lease liabilities, net	201,802	214,995
Unfavorable lease terms	9,474	15,266
Long-term finance lease and financial liabilities, net	972,290	945,613
Long-term debt, net	985,005	917,102
Deferred revenue	50,309	55,534
Other long-term liabilities	14,912	8,436
Fair value of derivatives, non-current	1,735	0
Total non-current liabilities	2,235,527	2,156,946
Total liabilities	2,694,569	2,566,612
Commitments and contingencies
Partners’ capital:
Common Unitholders (29,093,133 and 29,694,433 common units outstanding as of June 30, 2025 and December 31, 2024, respectively)	3,136,682	3,053,295
General Partner (622,296 general partnership units outstanding at each of June 30, 2025 and December 31, 2024)	55,616	53,333
Accumulated Other Comprehensive Loss	(2,314)	0
Total partners’ capital	3,189,984	3,106,628
Total liabilities and partners’ capital	$ 5,884,553	$ 5,673,240